Acquisitions and Divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date, BBVA Chile (Detail) $ in Millions, $ in Billions	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Sep. 01, 2018 CAD ($)	Aug. 31, 2018 CAD ($)	Jul. 06, 2018 CAD ($)	Jul. 06, 2018 USD ($)	Oct. 31, 2017 CAD ($)
Disclosure of detailed information about business combination [line items]
Deferred tax liability	$ (56)	$ (493)
Goodwill arising on acquisition	$ 9,631	$ 10,007					$ 7,243
BBVA Chile [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets at fair value					$ 2,272
Deferred tax liability					(90)
Goodwill arising on acquisition					1,281
Non-controlling interest			$ (700)	$ 600	(677)
Purchase consideration transferred					2,929	$ 2.2
Finite life intangible assets [member] | BBVA Chile [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition					$ 143